Share-based awards (Details) - Schedule of changes in the share options granted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In The Share Options Granted Abstract
Number of share options outstanding, beginning balance	19,225,361	22,298,757	17,395,740
Weighted average exercise price, outstanding, beginning balance	$ 0.54	$ 0.54	$ 0.52
Aggregate intrinsic value, beginning balance	$ 47,926,931	$ 57,082,970	$ 52,951,848
Number of share options, Exercisable as of December 31, 2020	14,644,270	13,478,069
Weighted average exercise price, Exercisable as of December 31, 2021	$ 0.54	$ 0.55
Aggregate intrinsic value, Exercisable as of December 31, 2022	$ 39,789,170	$ 38,703,590
Number of share options, Granted	716,420	820,000	6,163,017
Weighted average exercise price, Granted	$ 0.81	$ 0.68	$ 0.55
Aggregate intrinsic value, Granted	$ (458,564)	$ 171,820	$ 7,668,544
Number of share options, Forfeited	(1,936,841)	(1,973,636)	(683,280)
Weighted average exercise price, Forfeited	$ 0.74	$ 0.56	$ 0.67
Aggregate intrinsic value, Forfeited	$ (2,428,038)	$ (3,388,792)	$ (1,733,224)
Number of share options, Exercised		(1,919,760)	(576,720)
Weighted average exercise price, Exercised		$ 0.52	$ 0.5
Aggregate intrinsic value, Exercised		$ (5,939,067)	$ (1,804,198)
Number of share options, outstanding, ending balance	18,004,940	19,225,361	22,298,757
Weighted average exercise price, outstanding, ending balance	$ 0.53	$ 0.54	$ 0.54
Aggregate intrinsic value, outstanding, ending balance	$ 45,040,329	$ 47,926,931	$ 57,082,970